Note 6 - Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging sales			Current portion of derivative liability	$8,905,500

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts	Current portion of derivative assets	$4,240,740	Current portion of derivative liability	$5,524,020
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives designated as cash flow hedges:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts hedging purchases	Current portion of derivative assets	$530,640
Hot-rolled coil steel contracts hedging sales	Current portion of derivative assets	$91,760	Current portion of derivative liability	$7,890,700
Hot-rolled coil steel contracts hedging sales			Other non-current liabilities	$50,420

Derivatives not designated as hedging instruments:
Hot-rolled coil steel contracts			Current portion of derivative liability	$88,680

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
			Pre- Tax Gain
	Pre-Tax Gain	Location of Gain (Loss)	(Loss) Reclassified
	(Loss)	Reclassified from	from AOCI
	Recognized in OCI	AOCI into Net Earnings	into Net Earnings

For the twelve months ended March 31, 2022
Hot-rolled coil steel contracts	$(19,907,820)	Sales	$(31,752,920)
		Costs of goods sold	10,632,900
Total	$(19,907,820)		$(21,120,020)

For the twelve months ended March 31, 2021
Hot-rolled coil steel contracts	$(14,751,900)	Costs of goods sold	$6,414,500
Total	$(14,751,900)		$6,414,500

Derivative Instruments, Gain (Loss) [Table Text Block]
		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2022
Hot-rolled coil steel contracts	Other income (loss), net	$(11,636,120)
		Loss Recognized in Earnings
	Location of Loss	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2021
Hot-rolled coil steel contracts	Other income (loss), net	(515,160)

Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Gain (Loss) on
Derivatives
Balance at March 31, 2021	$(11,187,841)
Other comprehensive loss, net of income, before reclassification	(15,098,091)
Total loss reclassified from AOCI (1)	16,017,423
Net current period other comprehensive income	919,332
Balance at March 31, 2022	$(10,268,509)
Gain (Loss) on
Derivatives
Balance at March 31, 2020	$—
Other comprehensive loss, net of income, before reclassification	(6,323,084)
Total gain reclassified from AOCI (1)	(4,864,757)
Net current period other comprehensive loss	(11,187,841)
Balance at March 31, 2021	$(11,187,841)